Expense Example, No Redemption - FidelityTacticalBondFund-AMCIZPRO - FidelityTacticalBondFund-AMCIZPRO - Fidelity Tactical Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Tactical Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 62
3 Years	262
5 Years	493
10 Years	1,156
Fidelity Advisor Tactical Bond Fund - Class A
Expense Example, No Redemption:
1 Year	493
3 Years	751
5 Years	1,041
10 Years	1,865
Fidelity Advisor Tactical Bond Fund - Class C
Expense Example, No Redemption:
1 Year	173
3 Years	602
5 Years	1,071
10 Years	2,169
Fidelity Advisor Tactical Bond Fund - Class M
Expense Example, No Redemption:
1 Year	493
3 Years	756
5 Years	1,052
10 Years	1,894
Fidelity Advisor Tactical Bond Fund - Class I
Expense Example, No Redemption:
1 Year	72
3 Years	292
5 Years	546
10 Years	$ 1,271